Financing receivables, net - Movement of the allowance for credit losses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Business Acquisition [Line Items]
Balance at beginning of the year	¥ 20,544	¥ 23,183	¥ 70,460
Additions	45,090	33,942	70,411
Charge-offs	(65,051)	(54,051)	(117,688)
Balance at end of the year	¥ 583	20,544	¥ 23,183
Ganzhou Micro Finance [Member]
Business Acquisition [Line Items]
Additions		¥ 17,470